Commitment and contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Purchase obligations

Obligations:	Total	1st year	2nd year
Vessels shipbuilding contracts	$124,440	$124,440	$	$ -
Drillship shipbuilding contracts	1,227,709	417,609		810,100
Total obligations	$1,352,149	$542,049		$810,100